Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2015
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2015	2014	2013
Numerator
Income from continuing operations	$16,814	$16,551	$17,704
Less income from continuing operations attributable to noncontrolling interest	(632)	(633)	(741)
Income from continuing operations attributable to Walmart	$16,182	$15,918	$16,963

Denominator
Weighted-average common shares outstanding, basic	3,230	3,269	3,374
Dilutive impact of stock options and other share-based awards	13	14	15
Weighted-average common shares outstanding, diluted	3,243	3,283	3,389

Income per common share from continuing operations attributable to Walmart
Basic	$5.01	$4.87	$5.03
Diluted	4.99	4.85	5.01